UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7486

Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Premium Income Municipal Fund (NMY)
	February 28, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.5% (1.7% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 25	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	$ 22,086
4,825	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	3,903,859
4,850	Total Consumer Discretionary			3,925,945
	Consumer Staples – 1.7% (1.1% of Total Investments)
2,685	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	2,604,423
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 16.8% (11.2% of Total Investments)
1,250	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BBB–	1,129,763
	Series 2006, 5.625%, 9/01/38
1,000	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	1,001,770
	Series 2004, 5.250%, 4/01/34
	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of
	Maryland – College Park, Series 2001:
980	5.375%, 7/01/15 – AMBAC Insured	7/11 at 100.00	N/R	1,031,450
980	5.375%, 7/01/16 – AMBAC Insured	7/11 at 100.00	N/R	1,031,450
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,
	Series 2000:
750	5.250%, 7/01/25 – AGM Insured	1/11 at 101.00	AAA	764,063
500	5.250%, 7/01/30 – AGM Insured	1/11 at 101.00	AAA	507,615
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	1,251,125
	Series 2004, 5.125%, 7/01/34
1,430	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/14 at 100.00	AA	1,588,129
	Hospital, Series 2004, Inverse 1003, 13.615%, 7/01/33 (IF)
1,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	1,748,587
	College of Art, Series 2006, 5.000%, 6/01/30
1,365	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	A1	1,468,822
	Center Project, Series 2005A, 5.000%, 5/01/19
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	A+	11,152,939
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
1,685	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	1,873,585
	5.000%, 10/01/22
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
910	5.000%, 11/01/31	11/16 at 100.00	BBB+	878,405
850	4.500%, 11/01/36	11/16 at 100.00	BBB+	721,225
24,220	Total Education and Civic Organizations			26,148,928
	Health Care – 25.5% (17.0% of Total Investments)
2,990	Maryland Health and Higher Education Facilities Authority Revenue Bonds University of Maryland	7/19 at 100.00	A	2,983,033
	Medical System Issue, Series 2010, 5.125%, 7/01/39
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	1,463,295
	Health System, Series 2010, 5.000%, 7/01/40
1,525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	1,557,345
	Hospital, Series 2004, 5.500%, 7/01/36
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	A3	3,302,358
	General Hospital, Series 2002, 5.800%, 7/01/32
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	A3	381,960
	Center, Series 2006, 5.000%, 7/01/40
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	1,301,730
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
1,740	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	1,504,665
	Hospital, Series 2007A, 5.000%, 7/01/29
1,400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	1,348,942
	Hospital, Series 2002, 5.125%, 7/01/35
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	1,475,010
	Medical Center, Series 2001, 5.000%, 7/01/34
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/10 at 100.00	A	1,000,480
	Hospital, Howard County General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 –
	NPFG Insured
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/10 at 101.00	A+	2,023,700
	System, Series 1998A, 5.375%, 7/01/15
3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	3,540,118
	Institute, Series 2003, 5.500%, 7/01/33
1,175	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AAA	1,216,548
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	1,799,928
	Series 2004, 5.375%, 8/15/24
3,310	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	3,335,388
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
1,010	5.000%, 7/01/37	7/17 at 100.00	BBB	915,151
670	5.500%, 7/01/42	7/17 at 100.00	BBB	649,290
1,700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	1,722,950
	Medical Center, Series 2006, 5.000%, 7/01/36
3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/12 at 100.00	A3	3,284,190
	Cecil County, Series 2002, 5.625%, 7/01/32
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/13 at 100.00	A	1,008,510
	Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured
3,395	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB–	3,298,378
	Hospital, Series 2008, 5.750%, 1/01/38
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
360	5.375%, 7/01/14	7/10 at 100.00	B3	329,180
295	5.300%, 7/01/24	7/10 at 100.00	B3	200,382
40,685	Total Health Care			39,642,531
	Housing/Multifamily – 12.8% (8.5% of Total Investments)
2,065	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AAA	2,083,255
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
1,450	Maryland Community Development Administration, FNMA Multifamily Development Revenue Bonds,	2/11 at 101.00	Aaa	1,482,074
	Edgewater Village Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative Minimum Tax)
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%,	7/10 at 100.50	Aa2	2,502,675
	7/01/41 (Alternative Minimum Tax)
880	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%,	7/10 at 100.00	Aa2	880,801
	7/01/32 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	770,730
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/10 at 101.90	Baa3	997,080
	Foundation – Salisbury State University, Series 1999A, 6.000%, 6/01/19
1,145	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	1,022,027
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
3,830	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily	7/10 at 100.00	Aaa	3,837,239
	Housing Development Bonds, Series 1998A, 5.200%, 7/01/30
360	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	7/10 at 100.00	Aa2	360,824
	Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,008,580
	Bonds, Series 2000A, 6.100%, 7/01/30
540	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue	3/10 at 102.00	AAA	549,715
	Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)
	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue
	Refunding Bonds, Overlook Apartments, Series 1995A:
1,770	5.700%, 12/20/15	6/10 at 100.00	AA+	1,774,071
1,670	5.750%, 12/20/19	6/10 at 100.00	AA+	1,672,538
20,210	Total Housing/Multifamily			19,941,609
	Housing/Single Family – 11.3% (7.5% of Total Investments)
2,510	Maryland Community Development Administration Department of Housing and Community Development,	9/18 at 100.00	Aa2	2,622,373
	Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
3,000	Maryland Community Development Administration Department of Housing and Community Development,	9/18 at 100.00	Aa2	2,985,810
	Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	598,692
1,195	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	1,199,171
4,100	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	Aa2	4,113,736
1,630	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	1,635,396
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
650	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	655,350
1,200	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	1,176,756
2,330	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	Aa2	2,258,376
	Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36
	(Alternative Minimum Tax) (UB)
5	Prince George’s County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single	8/10 at 100.00	AAA	5,033
	Family Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)
305	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	AAA	297,558
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
17,525	Total Housing/Single Family			17,548,251
	Industrials – 2.7% (1.8% of Total Investments)
2,010	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	2,012,030
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
2,150	Maryland Economic Development Revenue Bonds, Transportation Facilities Project, Series A and B,	6/20 at 100.00	Baa3	2,198,289
	5.750%, 6/01/35
4,160	Total Industrials			4,210,319
	Long-Term Care – 3.2% (2.1% of Total Investments)
2,455	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	2,161,922
1,000	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A, 5.625%,	7/10 at 100.50	BB–	871,850
	1/01/25 – RAAI Insured
995	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	N/R	1,011,925
	Series 2009B, 6.000%, 1/01/23
1,065	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	947,988
	Retirement Community, Series 2007, 4.750%, 7/01/34
5,515	Total Long-Term Care			4,993,685
	Tax Obligation/General – 29.2% (19.5% of Total Investments)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AAA	2,273,478
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	1,111,740
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	792,113
	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue:
2,500	5.000%, 6/01/25	6/11 at 101.00	AAA	2,576,075
3,500	5.000%, 6/01/26	6/11 at 101.00	AAA	3,602,270
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	AA–	1,657,117
	5.000%, 10/15/22 – AMBAC Insured
700	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	813,190
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds,
	Series 2006:
2,185	5.000%, 3/01/14	No Opt. Call	AA	2,522,342
820	5.000%, 3/01/16	No Opt. Call	AA	962,541
	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B:
1,625	5.000%, 8/15/17	2/14 at 100.00	AAA	1,869,465
1,180	5.000%, 8/15/19	2/14 at 100.00	AAA	1,357,519
1,725	Howard County, Maryland, Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	1,814,648
1,190	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	1,333,859
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
3,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,526,560
	2005A, 5.000%, 7/01/15
	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding
	Bonds, Series 2001:
1,750	5.250%, 10/01/13	10/11 at 101.00	AAA	1,898,628
2,000	5.250%, 10/01/18	10/11 at 101.00	AAA	2,103,240
2,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	9/12 at 101.00	AAA	2,083,540
	Series 2002, 4.100%, 9/15/19
5,770	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AAA	6,381,158
	Series 2003A, 5.000%, 10/01/18
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	Sewerage Disposal Bonds, Series 2005:
2,000	5.000%, 6/01/16	6/15 at 100.00	AAA	2,349,440
1,235	5.000%, 6/01/23	6/15 at 100.00	AAA	1,450,779
1,235	5.000%, 6/01/24	6/15 at 100.00	AAA	1,450,779
1,235	5.000%, 6/01/25	6/15 at 100.00	AAA	1,450,779
40,905	Total Tax Obligation/General			45,381,260
	Tax Obligation/Limited – 15.7% (10.4% of Total Investments)
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005,	9/15 at 101.00	N/R	271,266
	5.500%, 9/01/34
340	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/10 at 102.00	N/R	316,265
	Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
900	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	786,294
	5.750%, 7/01/34
	Maryland Department of Transportation, Certificates of Participation, Mass Transit
	Administration Project, Series 2000:
875	5.500%, 10/15/19 (Alternative Minimum Tax)	10/10 at 101.00	AA+	886,095
925	5.500%, 10/15/20 (Alternative Minimum Tax)	10/10 at 101.00	AA+	940,013
4,250	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	5,087,080
	5.500%, 2/01/16
1,875	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,051,888
	Headquarters Building, Series 2002, 5.375%, 6/01/19
1,700	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center	6/13 at 100.00	AA+	1,842,919
	Facilities, Series 2003, 5.000%, 6/15/24
1,000	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002,	6/12 at 100.00	AA	1,081,160
	5.000%, 6/01/21
675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	A3	645,165
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
635	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds,	11/10 at 100.00	AA+	656,247
	Series 2000, 5.125%, 11/01/15
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,000	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa3	1,025,170
2,500	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BBB	2,427,975
1,000	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	966,000
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/12 at 100.00	AAA	2,146,977
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2010A:
1,425	5.375%, 8/01/39	2/20 at 100.00	A+	1,426,568
200	5.500%, 8/01/42	2/20 at 100.00	A+	200,294
1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A	1,605,060
	5.500%, 7/01/19 – NPFG Insured
23,200	Total Tax Obligation/Limited			24,362,436
	Transportation – 4.8% (3.2% of Total Investments)
1,060	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%,	No Opt. Call	A	1,189,066
	7/01/17 – FGIC Insured
4,335	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AAA	4,641,138
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/10 at 100.00	CCC+	1,532,616
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
7,470	Total Transportation			7,362,820
	U.S. Guaranteed – 16.7% (11.1% of Total Investments) (4)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (4)	2,289,980
	FGIC Insured (ETM)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA (4)	2,382,220
	7/01/24 – FGIC Insured (ETM)
1,245	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (4)	1,460,485
	(Pre-refunded 7/01/16) – AMBAC Insured
275	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/10 at 102.00	N/R (4)	285,838
	Bonds, Series 2001A, 5.700%, 7/01/29 (Pre-refunded 7/01/10) – RAAI Insured
1,440	Gaithersburg, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Shady	No Opt. Call	AAA	1,562,213
	Grove Adventist Hospital, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)
575	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A,	2/12 at 100.00	AAA	627,923
	5.250%, 8/15/18 (Pre-refunded 2/15/12)
	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds,
	Series 1996A:
840	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R (4)	917,574
625	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R (4)	682,719
3,200	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	N/R (4)	3,700,800
	Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	7/10 at 100.00	Aaa	3,212,375
	General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)
2,040	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	2,359,831
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/12 at 100.00	A (4)	1,681,935
	Maryland Medical System, Series 2002, 6.000%, 7/01/22 (Pre-refunded 7/01/12)
175	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	205,644
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,041,950
	5.500%, 10/01/20
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	1,207,960
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
235	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	239,528
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	2,094,700
	10/01/24 (Pre-refunded 10/01/10)
23,275	Total U.S. Guaranteed			25,953,675
	Utilities – 3.9% (2.6% of Total Investments)
2,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/10 at 100.00	N/R	2,500,775
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	7/14 at 100.00	A	3,554,390
	FGIC Insured
6,000	Total Utilities			6,055,165
	Water and Sewer – 3.4% (2.3% of Total Investments)
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA	1,185,135
	7/01/24 – FGIC Insured
1,655	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	1,749,252
	AMBAC Insured
1,260	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	1,296,590
	AMBAC Insured
860	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	1,013,277
	2005A, 5.000%, 9/01/15
4,820	Total Water and Sewer			5,244,254
$ 225,520	Total Investments (cost $226,094,950) – 150.2%			233,375,301
	Floating Rate Obligations – (6.4)%			(9,962,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (25.0)% (5)			(38,775,000)
	Other Assets Less Liabilities – 4.0%			6,182,782
	Auction Rate Preferred Shares, at Liquidation Value – (22.8)% (5)			(35,425,000)
	Net Assets Applicable to Common Shares – 100%			$ 155,396,083

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$233,375,301	$ —	$233,375,301

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $217,107,954.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$12,291,270
Depreciation	(5,985,899)
Net unrealized appreciation (depreciation) of investments	$ 6,305,371

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s“) or Moody’s Investor Service,
Inc. (“Moody’s“) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 16.6% and 15.2%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 29, 2010